Commitments and Contingencies - Disclosure of Detailed Information about Contractual Obligations Outstanding (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contractual Obligations [Line Items]
Legal provision	$ 4,000	$ 2,900
Restricted cash	15,285	15,596
Insurance Bonds [Member]
Contractual Obligations [Line Items]
Restricted cash	$ 13,900	$ 7,500